AST BOND PORTFOLIO 2029
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 96.0%
Asset-Backed Securities — 8.6%
Automobiles — 3.3%
AmeriCredit Automobile Receivables Trust,
Series 2018-02, Class C
3.590%	06/18/24	50	$ 51,555
BMW Floorplan Master Owner Trust,
Series 2018-01, Class A1, 144A
3.150%	05/15/23	100	101,770
Carmax Auto Owner Trust,
Series 2019-01, Class A3
3.050%	03/15/24	150	153,057
Drive Auto Receivables Trust,
Series 2018-02, Class B
3.220%	04/15/22	19	19,321
Enterprise Fleet Financing LLC,
Series 2019-01, Class A2, 144A
2.980%	10/22/24	400	404,487
Series 2019-02, Class A2, 144A
2.290%	02/20/25	100	100,531
Ford Credit Auto Owner Trust,
Series 2015-01, Class A, 144A
2.120%	07/15/26	100	99,960
Series 2019-01, Class A, 144A
3.520%	07/15/30	100	105,762
Ford Credit Floorplan Master Owner Trust,
Series 2016-05, Class A2, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.000%)
2.488%(c)	11/15/21	50	50,019
Series 2018-02, Class A
3.170%	03/15/25	50	51,689
Honda Auto Receivables Owner Trust,
Series 2018-04, Class A3
3.160%	01/17/23	50	50,990
Series 2019-01, Class A3
2.830%	03/20/23	100	101,764
Hyundai Auto Receivables Trust,
Series 2018-B, Class A3
3.200%	12/15/22	100	101,709
Nissan Master Owner Trust Receivables,
Series 2017-B, Class A, 1 Month LIBOR + 0.430% (Cap N/A, Floor 0.000%)
2.458%(c)	04/18/22	50	50,073
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class A, 144A
2.310%	12/14/21	23	22,767
Santander Drive Auto Receivables Trust,
Series 2019-03, Class B
2.280%	09/15/23	200	200,332
Santander Retail Auto Lease Trust,
Series 2018-A, Class A2A, 144A
2.710%	10/20/20	7	7,188
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	100	102,212
World Omni Automobile Lease Securitization Trust,
Series 2018-A, Class A2
2.590%	11/16/20	13	13,045
			1,788,231
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations — 3.2%
Eaton Vance CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1RR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 0.000%)
3.377%(c)	01/15/28	250	$ 250,182
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
3.282%(c)	01/20/28	250	249,795
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
3.486%(c)	07/22/32	250	250,022
LCM LP (Cayman Islands),
Series 13A, Class ARR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
3.325%(c)	07/19/27	250	250,064
Oaktree CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.870%
3.148%(c)	10/20/27	250	249,854
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
3.433%(c)	01/17/31	250	249,459
Venture CLO Ltd. (Cayman Islands),
Series 2016-24A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.458%(c)	10/20/28	250	250,017
			1,749,393
Consumer Loans — 0.3%
SoFi Consumer Loan Program Trust,
Series 2019-01, Class A, 144A
3.240%	02/25/28	68	68,451
Series 2019-02, Class A, 144A
3.010%	04/25/28	79	79,933
			148,384
Credit Cards — 1.6%
American Express Credit Account Master Trust,
Series 2019-01, Class A
2.870%	10/15/24	100	102,456
Series 2019-03, Class A
2.000%	04/15/25	300	301,316
BA Credit Card Trust,
Series 2019-A01, Class A1
1.740%	01/15/25	300	298,959
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	100	100,784
Citibank Credit Card Issuance Trust,
Series 2018-A03, Class A3
3.290%	05/23/25	100	104,806
			908,321
A1

AST BOND PORTFOLIO 2029 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loan — 0.2%
Navient Private Education Refi Loan Trust,
Series 2019-EA, Class A2A, 144A
2.640%	05/15/68	100	$ 101,315

Total Asset-Backed Securities (cost $4,661,177)			4,695,644
Commercial Mortgage-Backed Securities — 16.1%
BANK,
Series 2017-BNK07, Class A4
3.175%	09/15/60	20	21,129
Series 2017-BNK08, Class A3
3.229%	11/15/50	10	10,601
Series 2018-BN10, Class A4
3.428%	02/15/61	50	53,695
Series 2018-BN14, Class A1
3.277%	09/15/60	17	17,100
CD Mortgage Trust,
Series 2017-CD05, Class A1
2.028%	08/15/50	21	21,455
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A1
1.501%	05/10/58	20	20,099
Series 2016-C07, Class A1
1.971%	12/10/54	58	57,466
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A1
1.643%	09/10/58	19	19,314
Series 2015-GC33, Class AAB
3.522%	09/10/58	575	601,494
Series 2016-C01, Class A1
1.506%	05/10/49	15	14,969
Series 2016-C02, Class A1
1.499%	08/10/49	10	10,052
Series 2016-P04, Class A3
2.646%	07/10/49	10	10,216
Commercial Mortgage Trust,
Series 2012-LC04, Class A4
3.288%	12/10/44	34	34,281
Series 2013-CR12, Class A4
4.046%	10/10/46	600	639,435
Series 2014-UBS04, Class A5
3.694%	08/10/47	600	635,087
Series 2014-UBS05, Class A4
3.838%	09/10/47	1,150	1,226,598
Series 2015-CR23, Class A1
1.536%	05/10/48	261	260,316
Series 2015-PC01, Class A4
3.620%	07/10/50	100	106,291
Series 2016-DC02, Class A1
1.820%	02/10/49	72	71,270
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A1
1.717%	08/15/48	5	4,656
Series 2015-C04, Class A1
2.010%	11/15/48	15	15,164
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
DBJPM Mortgage Trust,
Series 2016-C03, Class A1
1.502%	08/10/49	97	$ 96,119
Series 2017-C06, Class A1
1.907%	06/10/50	28	27,617
Fannie Mae-Aces,
Series 2015-M17, Class A2
3.035%(cc)	11/25/25	65	67,886
Series 2017-M13, Class A1
2.746%	09/25/27	47	48,780
Series 2018-M04, Class A1
3.044%(cc)	03/25/28	24	25,485
Series 2019-M01, Class A1
3.355%	06/25/28	45	47,768
FHLMC Multifamily Structured Pass-Through Certificates,
Series K062, Class A2
3.413%	12/25/26	1,200	1,305,030
GS Mortgage Securities Trust,
Series 2013-GC14, Class A5
4.243%	08/10/46	450	482,689
Series 2016-GS03, Class A1
1.429%	10/10/49	92	91,568
Series 2017-GS07, Class A1
1.950%	08/10/50	54	53,992
Series 2017-GS08, Class A3
3.205%	11/10/50	80	84,177
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class A4
3.494%	01/15/48	75	79,437
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A1
1.969%	09/15/50	57	56,804
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A1
1.423%	06/15/49	23	23,327
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A5
2.840%	12/15/47	50	50,905
Series 2013-LC11, Class A4
2.694%	04/15/46	18	18,447
Series 2016-JP02, Class A1
1.324%	08/15/49	43	42,908
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C09, Class A3
2.834%	05/15/46	177	180,860
Series 2015-C21, Class A3
3.077%	03/15/48	50	51,791
Series 2015-C23, Class A1
1.685%	07/15/50	4	3,661
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A1
1.445%	08/15/49	40	39,645
Series 2016-UBS09, Class A1
1.711%	03/15/49	23	22,675
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	41	40,783

A2

AST BOND PORTFOLIO 2029 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-C07, Class A3
3.418%	12/15/50	160	$ 170,897
Series 2018-C08, Class ASB
3.903%	02/15/51	60	64,939
Series 2018-C11, Class A1
3.211%	06/15/51	28	28,630
Series 2019-C17, Class A2
2.313%	09/15/52	850	849,963
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class A3
3.058%	05/10/63	15	15,327
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A5
3.184%	04/15/50	600	627,130
Series 2015-LC22, Class A1
1.639%	09/15/58	26	25,888
Series 2015-NXS03, Class A1
1.504%	09/15/57	3	2,620
Series 2016-BNK01, Class A1
1.321%	08/15/49	24	24,180
Series 2016-C32, Class A1
1.577%	01/15/59	37	36,490
Series 2016-C33, Class A1
1.775%	03/15/59	31	31,455
Series 2016-C35, Class A1
1.392%	07/15/48	37	36,411
Series 2016-C37, Class A1
1.944%	12/15/49	82	81,891
Series 2016-LC24, Class A1
1.441%	10/15/49	2	1,582
Series 2017-C38, Class A1
1.968%	07/15/50	12	12,315
WFRBS Commercial Mortgage Trust,
Series 2014-LC14, Class A2
2.862%	03/15/47	1	960

Total Commercial Mortgage-Backed Securities (cost $8,729,924)			8,803,720
Corporate Bonds — 8.6%
Airlines — 0.1%
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.500%	09/01/31	10	10,021
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	35	35,077
			45,098
Banks — 3.6%
Bank of America Corp.,
Sr. Unsec’d. Notes
3.366%(ff)	01/23/26	45	46,806
Sr. Unsec’d. Notes, MTN
3.194%(ff)	07/23/30	80	82,506
4.271%(ff)	07/23/29	75	83,429
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of England Euro Note (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.750%	03/06/20	200	$ 199,769
BB&T Corp.,
Jr. Sub. Notes
4.800%(ff)	–(rr)	100	99,999
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.200%	10/21/26	30	31,012
3.700%	01/12/26	30	31,858
3.887%(ff)	01/10/28	40	42,846
Development Bank of Japan, Inc. (Japan),
Sr. Unsec’d. Notes
2.500%	10/18/22	600	608,760
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.691%(ff)	06/05/28	20	20,978
Sub. Notes
4.250%	10/21/25	20	21,402
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.739%(ff)	10/15/30	100	99,298
3.125%	01/23/25	20	20,709
3.509%(ff)	01/23/29	20	21,141
4.005%(ff)	04/23/29	25	27,306
4.452%(ff)	12/05/29	50	56,521
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
4.000%	01/27/20	100	100,633
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	115	122,909
Sr. Unsec’d. Notes, MTN
2.720%(ff)	07/22/25	170	171,703
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.450%	04/23/29	50	53,494
			1,943,079
Biotechnology — 0.1%
Biogen, Inc.,
Sr. Unsec’d. Notes
4.050%	09/15/25	25	27,083
Celgene Corp.,
Sr. Unsec’d. Notes
3.450%	11/15/27	25	26,488
			53,571
Chemicals — 0.0%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes, 144A
3.625%	05/15/26	25	26,094
Commercial Services — 0.9%
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.241%	02/16/21	400	399,391

A3

AST BOND PORTFOLIO 2029 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	35	$ 37,327
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	35	35,162
			471,880
Diversified Financial Services — 0.2%
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.750%	10/01/29	90	90,508
Electric — 0.6%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	25	27,598
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.403%	09/01/21	200	201,234
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
2.875%	07/15/29	115	117,785
			346,617
Electronics — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.750%	09/15/29	55	54,394
Gas — 0.1%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.625%	09/15/29	55	55,622
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.875%	09/15/25	25	27,187
Insurance — 0.2%
Unum Group,
Sr. Unsec’d. Notes
4.000%	06/15/29	120	124,733
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
2.600%	09/19/29	110	111,103
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	35	38,393
Multi-National — 0.7%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23	100	100,767
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Multi-National (cont’d.)
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
1.125%	08/24/20	200	$ 198,631
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
4.375%	02/11/20	100	100,591
			399,989
Oil & Gas — 0.7%
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21	25	24,125
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27	15	15,595
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	100	101,905
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.400%	04/15/29	100	105,028
Newfield Exploration Co.,
Gtd. Notes
5.375%	01/01/26	125	135,786
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.850%	01/15/28	25	25,944
			408,383
Pharmaceuticals — 0.4%
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	75	81,951
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28	100	108,133
Express Scripts Holding Co.,
Gtd. Notes
3.400%	03/01/27	25	25,827
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	5	5,159
			221,070
Pipelines — 0.4%
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.400%	04/01/24	25	24,076
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	90	92,160
4.150%	10/16/28	25	27,686
MPLX LP,
Sr. Unsec’d. Notes
4.000%	03/15/28	15	15,639

A4

AST BOND PORTFOLIO 2029 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25	40	$ 43,986
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25	35	37,000
			240,547
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	04/15/21	10	10,096
3.125%	10/15/22	10	10,125
			20,221
Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	50	55,224

Total Corporate Bonds (cost $4,635,661)			4,733,713
Residential Mortgage-Backed Securities — 0.2%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	48	49,996
Station Place Securitization Trust,
Series 2019-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.668%(c)	08/25/52	50	50,051

Total Residential Mortgage-Backed Securities (cost $98,529)			100,047
Sovereign Bonds — 8.2%
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.875%	08/05/20	300	304,350
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
2.000%	09/08/20	600	599,164
Municipality Finance PLC (Finland),
Gov’t. Gtd. Notes, EMTN
2.375%	03/15/22	600	609,192
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	250	252,791
3.300%	03/15/28	100	110,050
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	500	504,045
2.250%	06/02/26	100	102,396
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	05/04/22(a)	500	504,160
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.300%	06/15/26	150	$ 153,703
2.400%	02/08/22	50	50,716
3.400%	10/17/23	250	265,564
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27	400	423,208
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.625%	04/25/22	600	611,871

Total Sovereign Bonds (cost $4,471,995)			4,491,210
U.S. Government Agency Obligations — 4.9%
Federal Home Loan Bank
2.500%	02/13/24	200	207,578
3.250%	11/16/28(k)	250	278,599
Federal Home Loan Mortgage Corp.
1.500%	01/17/20	300	299,633
2.375%	02/16/21	400	403,234
2.750%	06/19/23	150	156,064
Federal National Mortgage Assoc.
2.000%	10/05/22	350	353,555
2.125%	04/24/26	100	102,850
2.375%	01/19/23	400	409,942
2.500%	02/05/24	200	207,540
Residual Funding Corp., Principal Strip
2.190%(s)	10/15/20	300	294,279

Total U.S. Government Agency Obligations (cost $2,662,667)			2,713,274
U.S. Treasury Obligations — 49.4%
U.S. Treasury Bonds
2.875%	08/15/45(k)	405	466,683
2.875%	05/15/49	400	466,516
3.000%	05/15/45(k)	5,090	5,992,878
3.625%	08/15/43	2,090	2,695,529
3.750%	11/15/43	3,650	4,801,033
U.S. Treasury Notes
1.375%	04/30/21	335	333,155
1.625%	04/30/23	715	716,033
1.625%	08/15/29	1,295	1,289,031
2.250%	11/15/27(k)	3,240	3,389,217
2.750%	02/15/28	1,375	1,492,842
3.125%	11/15/28	4,430	4,973,367
U.S. Treasury Strip Coupon
3.051%(s)	05/15/37(k)	625	436,951

Total U.S. Treasury Obligations (cost $26,546,539)			27,053,235

Total Long-Term Investments (cost $51,806,492)			52,590,843

A5

AST BOND PORTFOLIO 2029 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Short-Term Investments — 6.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	2,943,466	$ 2,943,466
PGIM Institutional Money Market Fund (cost $493,664; includes $492,770 of cash collateral for securities on loan)(b)(w)	493,566	493,615

Total Short-Term Investments (cost $3,437,130)		3,437,081

TOTAL INVESTMENTS—102.3% (cost $55,243,622)		56,027,924

Liabilities in excess of other assets(z) — (2.3)%		(1,259,114)

Net Assets — 100.0%		$ 54,768,810

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
USOIS	United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $483,074; cash collateral of $492,770 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
30	10 Year U.S. Treasury Notes	Dec. 2019	$ 3,909,375	$ (29,382)
40	10 Year U.S. Ultra Treasury Notes	Dec. 2019	5,696,250	(90,964)
				(120,346)
Short Positions:
8	90 Day Euro Dollar	Dec. 2020	1,970,500	2,134
142	2 Year U.S. Treasury Notes	Dec. 2019	30,601,000	67,252
220	5 Year U.S. Treasury Notes	Dec. 2019	26,212,657	142,565
17	20 Year U.S. Treasury Bonds	Dec. 2019	2,759,313	15,131
61	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	11,706,281	(7,365)
				219,717
				$ 99,371
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AST BOND PORTFOLIO 2029 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
21,210	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	$ —	$ 57,402	$ 57,402
2,035	01/04/23	2.289%(S)	3 Month LIBOR(1)(Q)	16,700	(47,810)	(64,510)
1,000	01/04/25	2.360%(S)	3 Month LIBOR(1)(Q)	—	(43,216)	(43,216)
120	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	—	(10,738)	(10,738)
44,082	12/28/29	2.490%(S)	3 Month LIBOR(2)(Q)	1,607,547	4,120,823	2,513,276
80	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(458)	(458)
				$1,624,247	$4,076,003	$2,451,756

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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